Pension and Other Postretirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Schedule of Defined Benefit Plans Disclosures
Amounts presented below are calculated based on benefit obligation and asset valuation measurement dates of December 31, 2015 and 2014.

	Pension Benefits		Other Benefits
	2015	2014	2015	2014
Change in benefit obligations:
Benefit obligations at beginning of year	$3,545.2	$3,380.6	$599.3	$479.2
Service cost	2.2	1.7	7.1	4.9
Interest cost	130.0	146.0	22.5	21.7
Plan participants’ contributions	—	—	24.9	25.4
Actuarial loss (gain)	(147.8)	432.1	(83.3)	45.1
Amendments	13.3	2.0	(5.6)	(12.8)
Dearborn acquisition	—	—	—	128.2
Contributions to Zanesville retirees’ VEBA trust	—	—	(3.1)	(3.1)
Benefits paid	(295.1)	(416.6)	(76.5)	(96.6)
Medicare subsidy reimbursement received	—	—	3.3	7.3
Foreign currency exchange rate changes	(0.4)	(0.6)	—	—
Benefit obligations at end of year	$3,247.4	$3,545.2	$488.6	$599.3

Change in plan assets:
Fair value of plan assets at beginning of year	$2,863.6	$2,808.5	$—	$—
Actual gain (loss) on plan assets	(93.6)	257.8	—	—
Employer contributions	36.5	213.9	48.3	63.9
Plan participants’ contributions	—	—	24.9	25.4
Benefits paid	(295.1)	(416.6)	(76.5)	(96.6)
Medicare subsidy reimbursement received	—	—	3.3	7.3
Fair value of plan assets at end of year	$2,511.4	$2,863.6	$—	$—
Funded status	$(736.0)	$(681.6)	$(488.6)	$(599.3)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(31.2)	$(2.1)	$(46.5)	$(53.5)
Noncurrent liabilities	(704.8)	(679.5)	(442.1)	(545.8)
Total	$(736.0)	$(681.6)	$(488.6)	$(599.3)

Amounts recognized in accumulated other comprehensive income, before tax:
Actuarial loss (gain)	$323.5	$355.7	$(48.8)	$23.1
Prior service cost (credit)	25.1	16.3	(199.0)	(258.1)
Total	$348.6	$372.0	$(247.8)	$(235.0)

Schedule of Assumptions Used
Assumptions used to value benefit obligations and determine pension and OPEB expense (income) are presented below:

	Pension Benefits			Other Benefits
	2015	2014	2013	2015	2014	2013
Assumptions used to determine benefit obligations at December 31:
Discount rate	4.15%	3.82%	4.53%	4.22%	3.90%	4.48%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate				7.00%	7.00%	7.00%
Ultimate healthcare cost trend rate				4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins				2024	2020	2019

Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.82%	4.53%	3.85%	3.90%	4.48%	3.77%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Schedule of Change in Assumed Health Care Cost Trend Rates
As of December 31, 2015, a one-percentage-point change in the assumed healthcare cost trend rates would have the following effects:

	One Percentage Point
	Increase	Decrease
Effect on total service cost and interest cost components	$0.1	$(0.1)
Effect on postretirement benefit obligation	3.3	(3.1)

Schedule of Expected Benefit Payments
Estimated future benefit payments to beneficiaries are presented below:

	Pension Plans	Other Benefits	Medicare Subsidy
2016	$330.4	$47.9	$(1.4)
2017	293.0	44.8	(1.4)
2018	279.1	42.6	(1.5)
2019	272.0	40.8	(1.5)
2020	259.0	39.0	(1.5)
2021 through 2025	1,159.6	171.7	(9.1)

Schedule of Plan Assets
Plan investments measured at fair value on a recurring basis at December 31, 2015 and 2014, are presented below by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Activity for Level 3 assets was insignificant for 2015 and 2014. See Note 16 for more information on the determination of fair value.

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobservable Inputs
	(Level 1)		(Level 2)		(Level 3)		Total
	2015	2014	2015	2014	2015	2014	2015	2014
Equity Investments:
U.S. securities	$138.4	$199.4	$—	$—	$—	$—	$138.4	$199.4
U.S. common/collective trusts	—	—	814.5	862.4	—	—	814.5	862.4
EAFE common/collective trusts	—	—	261.5	272.9	—	—	261.5	272.9
Emerging market common/collective trusts	—	—	103.9	125.7	—	—	103.9	125.7
Global investments	—	—	179.6	210.7	—	—	179.6	210.7

Fixed Income Investments:
U.S. investment-grade corporate common/collective trusts	—	—	391.0	421.8	—	—	391.0	421.8
U.S. treasuries common/collective trusts	—	—	85.3	98.4	—	—	85.3	98.4
Mortgage-backed common/collective trusts	—	—	—	18.0	—	—	—	18.0
Global investments	—	—	389.7	435.4	—	—	389.7	435.4
U.S. high-yield corporate securities	—	—	109.7	178.4	—	—	109.7	178.4

Other Investments:
Private equity funds (a)	—	—	—	—	0.5	0.9	0.5	0.9

Cash and cash equivalents	37.3	39.6	—	—	—	—	37.3	39.6
Total	$175.7	$239.0	$2,335.2	$2,623.7	$0.5	$0.9	$2,511.4	$2,863.6

(a)	Consists of private equity funds that have no remaining capital commitments.

Schedule of Net Benefit Costs
Net periodic benefit cost (income) for pension and other postretirement benefits was as follows:

	Three Months Ended March 31,
	2016	2015
Pension Benefits
Service cost	$0.7	$0.6
Interest cost	32.0	32.5
Expected return on assets	(42.9)	(49.7)
Amortization of prior service cost	1.3	1.1
Amortization of loss	7.0	7.8
Net periodic benefit cost (income)	$(1.9)	$(7.7)

Other Postretirement Benefits
Service cost	$1.2	$1.8
Interest cost	5.0	5.6
Amortization of prior service cost (credit)	(15.1)	(16.2)
Amortization of (gain) loss	(1.1)	0.4
Net periodic benefit cost (income)	$(10.0)	$(8.4)

Components of pension and OPEB expense (income) for the years 2015, 2014 and 2013 are presented below:

	Pension Benefits			Other Benefits
	2015	2014	2013	2015	2014	2013
Components of pension and OPEB expense (income):
Service cost	$2.2	$1.7	$2.4	$7.1	$4.9	$4.7
Interest cost	130.0	146.0	138.8	22.5	21.7	21.0
Expected return on plan assets	(198.4)	(202.8)	(184.5)	—	—	—
Amortization of prior service cost (credit)	4.4	4.3	3.8	(64.6)	(73.2)	(80.0)
Recognized net actuarial loss (gain):
Annual amortization	31.2	2.5	23.6	1.6	(1.3)	2.4
Corridor charge (credit)	144.3	2.0	—	(13.1)	—	—
Settlement (gain) loss	1.0	0.2	(0.8)	—	3.5	—
Pension and OPEB expense (income)	$114.7	$(46.1)	$(16.7)	$(46.5)	$(44.4)	$(51.9)

Schedule of Multiemployer Plans
Our participation in these plans for the years ended December 31, 2015, 2014 and 2013, is presented below. We do not provide more than five percent of the total contributions to any multiemployer plan. Forms 5500 are not yet available for plan years ending in 2015.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (a)		FIP/RP Status Pending/Implemented (b)	Contributions			Surcharge Imposed (c)	Expiration Date of Collective Bargaining Agreement
		2015	2014		2015	2014	2013
Steelworkers Pension Trust	23-6648508/499	Green	Green	No	$7.3	$8.1	$7.3	No	3/31/2017 to 9/1/2018 (d)
IAM National Pension Fund’s National Pension Plan	51-6031295/002	Green	Green	No	16.0	16.5	14.8	No	10/1/2016 to 5/31/2019 (e)
					$23.3	$24.6	$22.1

(a)
The most recent Pension Protection Act zone status available in 2015 and 2014 is for each plan’s year-end at December 31, 2014 and 2013. The plan’s actuary certifies the zone status. Generally, plans in the red zone are less than 65% funded, plans in the yellow zone are between 65% and 80% funded, and plans in the green zone are at least 80% funded. The Steelworkers Pension Trust and IAM National Pension Fund’s National Pension Plan elected funding relief under section 431(b)(8) of the Internal Revenue Code and section 304(b)(8) of the Employment Retirement Income Security Act of 1974 (ERISA). This election allows those plans’ investment losses for the plan year ended December 31, 2008, to be amortized over 29 years for funding purposes.

(b)
The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented, as defined by ERISA.

(c)	The surcharge represents an additional required contribution due as a result of the critical funding status of the plan.

(d)
We are a party to three collective bargaining agreements (at our Ashland Works, Mansfield Works and at the AK Tube Walbridge plant) that require contributions to the Steelworkers Pension Trust. The labor contract for approximately 300 hourly employees at Mansfield Works expires on March 31, 2017. The labor contract for approximately 85 hourly employees at the AK Tube Walbridge plant expires January 22, 2018. The labor contract for approximately 820 hourly employees at the Ashland Works expires on September 1, 2018.

(e)
We are a party to three collective bargaining agreements (at our Butler Works, Middletown Works and Zanesville Works) that require contributions to the IAM National Pension Fund’s National Pension Plan. The labor contract for approximately 1,240 hourly employees at Butler Works expires on October 1, 2016. The labor contract for approximately 1,725 hourly employees at Middletown Works expires on March 15, 2018. The labor contract for approximately 140 hourly employees at Zanesville Works expires on May 31, 2019.